Operating Lease Arrangements - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Lease and sublease payments recognised as expense [abstract]
Operating lease expiration	2018 to 2023	2018 to 2023
Rental expense	$ 1,193,477	$ 40,266	$ 1,411,533	$ 1,390,821